SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Expense Recognized in Financial Statements
The share based compensation expense that was recognized for services received from employees and Board of Directors members is presented in the following table:

	For the Year Ended December 31
	2018	2017	2016
	U.S. Dollar in thousands
Cost of revenues	$401	$179	$332
Research and development	224	138	134
Selling and marketing	51	48	71
General and administrative	272	118	534
Total share-based compensation	$948	$483	$1,071

Schedule of Change of Awards
The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:

	2018		2017		2016
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	2,572,372	32.47	2,487,236	35.20	2,281,493	38.96
Granted	617,825	19.02	458,950	21.10	401,275	15.17
Exercised	(53,584)	15.77	(10,659)	18.19	(8,398)	18.47
Forfeited	(691,016)	30.51	(363,155)	35.70	(187,134)	39.22

Outstanding at end of year	2,445,597	29.99	2,572,372	32.47	2,487,236	35.20
Exercisable at end of year	1,406,048	38.02	1,755,253	38.69	1,543,358	40.44
The weighted average remaining contractual life for the share options		3.63		3.22		3.62

Schedule of Number of RSs and Modification in Employee RSs
The following table lists the number of RSs and changes in RSs grants during the year:

	Number of RSs
	2018	2017	2016
	U.S. Dollars in thousands
Outstanding at beginning of year	76,512	27,333	-
Granted	96,308	58,835	29,333
End of restriction period	(23,572)	(7,656)	-
Forfeited	(9,542)	(2,000)	(2,000)

Outstanding at end of year	139,706	76,512	27,333
The weighted average remaining contractual life for the restricted share	5.79	5.92	6.20

Schedule of Inputs to Binomial Model Used for Fair Value Measurement
The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan:

	2018	2017	2016
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	25-39	37-45	32-51
Risk-free interest rate (%)	0.2 – 2.0	0.1 – 1.83	0.13 – 1.83
Contractual term of up to (years)	6.5	6.5	6.5
Exercise multiple	2	2	2
Weighted average share prices (NIS)	18.49-21.17	16.05-16.44	15.17
Expected average forfeiture rate (%)	1-5	1-5	0-5